ULTIMUS
Your Fund Matters

January 16, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The First Western Funds Trust
File Nos. 811-22691; 333-180717
Post-Effective Amendment No. 1

Ladies and Gentlemen:

On behalf of The First Western Funds Trust (the “Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 1 (the “Amendment”) to Registrant’s registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of establishing a new series of shares of Registrant — First Western Short Duration Bond Fund.

Please contact the undersigned at 513/587-3406 with any questions or comments concerning this filing.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Vice President

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Phone: 513 587 3400
www.ultimusfundsolutions.com	Cincinnati, Ohio 45246	Fax: 513 587 3450